Redeemable Preferred Stocks (Tables)	11 Months Ended
Dec. 31, 2020
Redeemable Preferred Stock
Temporary Equity [Table Text Block]

	Predecessor
	Period from
	January 1, 2020	Year ended
	to June 21,	December 31,
	2020	2019
Balance at beginning of period	9,015	—
Recapitalization	—	9,015
Balance at end of period	9,015	9,015